Income Tax Expense - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax [line items]
Effective income tax rates	21.11%	7.45%	18.32%
Liabilities for current income tax	€ 1,134	€ 1,283
Current income tax receivable	1,255	1,082
Deferred tax assets	€ 2,023	1,974
Maximum percentage of permitted tax loss carry forwards can be utilized to off set	80.00%
Tax on unremitted earnings of subsidiaries [member]
Income tax [line items]
Tax effect of unremitted earnings	€ 507	€ 2,626
IRAP [member]
Income tax [line items]
Applicable tax rate	4.82%	4.82%	4.82%
Increase in applicable tax rate	0.92%
Current tax rate	3.90%
IRES [member]
Income tax [line items]
Applicable tax rate	24.00%	24.00%	24.00%
Tax effect of unremitted earnings	€ (1,024)	€ (430)	€ (1,252)